SCHEDULE OF RECONCILIATION OF FEDERAL INCOME TAX RATE (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Statutory federal income tax rate			21.00%	21.00%	21.00%	21.00%
Interest and penalties					0.08%	0.00%
True up - Startup Costs and Net Operating Loss per 2024 filed tax return					(2.55%)	0.00%
Change in valuation allowance					3.51%	4.39%
Income tax provision	(4.71%)	24.16%	(9.56%)	24.13%	22.04%	25.39%